Cover	May 30, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2024
Entity File Number	001-41105
Entity Registrant Name	ROTH CH ACQUISITION V CO.
Entity Central Index Key	0001885998
Entity Tax Identification Number	86-1229207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	888 San Clemente Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	720-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ROCL
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ROCLW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	ROCLU
Security Exchange Name	NASDAQ